Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.7%)
Activision Blizzard, Inc. *	109,613	6,520
Alphabet, Inc. - Class A *	42,750	49,673
Alphabet, Inc. - Class C *	42,645	49,588
AT&T, Inc.	1,042,255	30,382
CenturyLink, Inc.	139,994	1,324
Charter Communications, Inc. - Class A *	22,370	9,760
Comcast Corp. - Class A	647,726	22,269
Discovery Communications, Inc. - Class A *	22,563	439
Discovery Communications, Inc. - Class C *	47,857	839
DISH Network Corp. - Class A *	36,381	727
Electronic Arts, Inc. *	41,659	4,173
Facebook, Inc. - Class A *	343,348	57,271
Fox Corp. - Class A	50,581	1,195
Fox Corp. - Class B	23,166	530
The Interpublic Group of Companies, Inc.	55,321	896
Live Nation Entertainment, Inc. *	20,106	914
Netflix, Inc. *	62,528	23,479
News Corp. - Class A	55,439	498
News Corp. - Class B	17,374	156
Omnicom Group, Inc.	31,066	1,706
Take-Two Interactive Software, Inc. *	16,148	1,915
T-Mobile US, Inc. *	45,166	3,789
Twitter, Inc. *	110,769	2,721
Verizon Communications, Inc.	590,081	31,705
ViacomCBS, Inc.	77,103	1,080
The Walt Disney Co.	257,161	24,842

Total		328,391

Consumer Discretionary (9.7%)
Advance Auto Parts, Inc.	9,882	922
Amazon.com, Inc. *	59,421	115,854
Aptiv PLC	36,424	1,794
AutoZone, Inc. *	3,400	2,876
Best Buy Co., Inc.	32,491	1,852
Booking Holdings, Inc. *	5,972	8,034
BorgWarner, Inc.	29,462	718
Capri Holdings, Ltd. *	21,635	233
CarMax, Inc. *	23,461	1,263
Carnival Corp.	57,151	753

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Chipotle Mexican Grill, Inc. *	3,648	2,387
D.R. Horton, Inc.	47,844	1,627
Darden Restaurants, Inc.	17,492	953
Dollar General Corp.	36,326	5,486
Dollar Tree, Inc. *	33,766	2,481
eBay, Inc.	109,107	3,280
Expedia, Inc.	19,938	1,122
Ford Motor Co.	555,591	2,683
The Gap, Inc.	30,359	214
Garmin, Ltd.	20,614	1,545
General Motors Co.	179,392	3,728
Genuine Parts Co.	20,730	1,396
H&R Block, Inc.	27,857	392
Hanesbrands, Inc.	51,607	406
Harley-Davidson, Inc.	22,013	417
Hasbro, Inc.	18,156	1,299
Hilton Worldwide Holdings, Inc.	40,258	2,747
The Home Depot, Inc.	155,637	29,059
Kohl’s Corp.	22,338	326
L Brands, Inc.	33,135	383
Las Vegas Sands Corp.	48,216	2,048
Leggett & Platt, Inc.	18,777	501
Lennar Corp. - Class A	39,932	1,525
LKQ Corp. *	43,725	897
Lowe’s Companies, Inc.	109,358	9,410
Macy’s, Inc.	44,086	216
Marriott International, Inc. - Class A	38,717	2,896
McDonald’s Corp.	107,449	17,767
MGM Resorts International	73,477	867
Mohawk Industries, Inc. *	8,482	647
Newell Brands, Inc.	54,368	722
NIKE, Inc. - Class B	177,780	14,709
Nordstrom, Inc.	15,284	234
Norwegian Cruise Line Holdings, Ltd. *	30,356	333
NVR, Inc. *	496	1,274
O’Reilly Automotive, Inc. *	10,795	3,250
PulteGroup, Inc.	36,345	811
PVH Corp.	10,579	398
Ralph Lauren Corp.	7,096	474
Ross Stores, Inc.	51,611	4,489
Royal Caribbean Cruises, Ltd.	24,526	789
Starbucks Corp.	168,502	11,077
Tapestry, Inc.	39,370	510
Target Corp.	72,300	6,722
Tiffany & Co.	15,402	1,995
The TJX Cos., Inc.	173,020	8,272

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Tractor Supply Co.	16,891	1,428
Ulta Beauty, Inc. *	8,156	1,433
Under Armour, Inc. - Class A *	26,852	247
Under Armour, Inc. - Class C *	27,762	224
VF Corp.	46,725	2,527
Whirlpool Corp.	9,017	774
Wynn Resorts, Ltd.	13,785	830
Yum! Brands, Inc.	43,154	2,957

Total		299,483

Consumer Staples (7.7%)
Altria Group, Inc.	266,538	10,307
Archer-Daniels-Midland Co.	79,426	2,794
Brown-Forman Corp. - Class B	25,995	1,443
Campbell Soup Co.	24,102	1,113
Church & Dwight Co., Inc.	35,013	2,247
The Clorox Co.	17,907	3,102
The Coca-Cola Co.	550,168	24,345
Colgate-Palmolive Co.	122,280	8,114
Conagra Brands, Inc.	69,435	2,037
Constellation Brands, Inc. - Class A	23,898	3,426
Costco Wholesale Corp.	63,032	17,972
Coty, Inc. - Class A	42,172	218
The Estee Lauder Cos., Inc. - Class A	31,753	5,060
General Mills, Inc.	86,233	4,551
The Hershey Co.	21,160	2,804
Hormel Foods Corp.	39,673	1,850
The J.M. Smucker Co.	16,273	1,806
Kellogg Co.	35,527	2,131
Kimberly-Clark Corp.	48,911	6,254
The Kraft Heinz Co.	88,858	2,198
The Kroger Co.	114,426	3,447
Lamb Weston Holdings, Inc.	20,840	1,190
McCormick & Co., Inc.	17,631	2,490
Molson Coors Brewing Co. - Class B	26,803	1,046
Mondelez International, Inc.	205,430	10,288
Monster Beverage Corp. *	54,468	3,064
PepsiCo, Inc.	198,954	23,894
Philip Morris International, Inc.	221,988	16,196
The Procter & Gamble Co.	355,810	39,139
Sysco Corp.	72,798	3,322
Tyson Foods, Inc. - Class A	42,116	2,437

Index 500 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walgreens Boots Alliance, Inc.	106,970	4,894
Walmart, Inc.	202,400	22,997

Total		238,176

Energy (2.6%)
Apache Corp.	53,652	224
Baker Hughes	92,722	974
Cabot Oil & Gas Corp.	58,202	1,000
Chevron Corp.	269,784	19,549
Concho Resources, Inc.	28,682	1,229
ConocoPhillips	156,555	4,822
Devon Energy Corp.	55,216	382
Diamondback Energy, Inc.	22,991	602
EOG Resources, Inc.	83,004	2,982
Exxon Mobil Corp.	603,682	22,922
Halliburton Co.	125,243	858
Helmerich & Payne, Inc.	15,473	242
Hess Corp.	36,954	1,231
HollyFrontier Corp.	21,185	519
Kinder Morgan, Inc.	277,917	3,869
Marathon Oil Corp.	114,131	375
Marathon Petroleum Corp.	92,643	2,188
National Oilwell Varco, Inc.	55,050	541
Noble Energy, Inc.	68,243	412
Occidental Petroleum Corp.	127,456	1,476
ONEOK, Inc.	58,938	1,285
Phillips 66	63,400	3,401
Pioneer Natural Resources Co.	23,634	1,658
Schlumberger, Ltd.	197,521	2,665
TechnipFMC PLC	59,959	404
Valero Energy Corp.	58,591	2,658
The Williams Cos., Inc.	172,932	2,447

Total		80,915

Financials (10.8%)
AFLAC, Inc.	104,728	3,586
The Allstate Corp.	46,221	4,240
American Express Co.	95,734	8,196
American International Group, Inc.	124,122	3,010
Ameriprise Financial, Inc.	18,077	1,852
Aon PLC	33,406	5,513
Arthur J. Gallagher & Co.	26,612	2,169
Assurant, Inc.	8,651	900
Bank of America Corp.	1,155,055	24,522
The Bank of New York Mellon Corp.	119,735	4,033
Berkshire Hathaway, Inc. - Class B *	279,082	51,025
BlackRock, Inc.	16,826	7,403

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
Capital One Financial Corp.	66,448	3,350
CBOE Holdings, Inc.	15,817	1,412
The Charles Schwab Corp.	163,119	5,484
Chubb, Ltd.	64,661	7,222
Cincinnati Financial Corp.	21,678	1,636
Citigroup, Inc.	311,492	13,120
Citizens Financial Group, Inc.	62,024	1,167
CME Group, Inc.	51,130	8,841
Comerica, Inc.	20,567	603
Discover Financial Services	44,725	1,595
E*TRADE Financial Corp.	32,233	1,106
Everest Re Group, Ltd.	5,819	1,120
Fifth Third Bancorp	101,253	1,504
First Republic Bank	24,044	1,978
Franklin Resources, Inc.	39,796	664
Globe Life, Inc.	14,214	1,023
The Goldman Sachs Group, Inc.	45,468	7,029
The Hartford Financial Services Group, Inc.	51,424	1,812
Huntington Bancshares, Inc.	147,350	1,210
Intercontinental Exchange, Inc.	79,450	6,416
Invesco, Ltd.	53,103	482
JPMorgan Chase & Co.	447,504	40,289
KeyCorp	140,532	1,457
Lincoln National Corp.	28,297	745
Loews Corp.	36,496	1,271
M&T Bank Corp.	18,828	1,947
MarketAxess Holdings, Inc.	5,411	1,799
Marsh & McLennan Cos., Inc.	72,005	6,226
MetLife, Inc.	111,529	3,409
Moody’s Corp.	23,166	4,900
Morgan Stanley	166,227	5,652
MSCI, Inc.	12,086	3,492
Nasdaq, Inc.	16,371	1,554
Northern Trust Corp.	30,231	2,281
People’s United Financial, Inc.	63,365	700
PNC Financial Services Group, Inc.	62,517	5,984
Principal Financial Group, Inc.	36,844	1,155
The Progressive Corp.	83,413	6,159
Prudential Financial, Inc.	57,356	2,990
Raymond James Financial, Inc.	17,615	1,113
Regions Financial Corp.	137,631	1,234
S&P Global, Inc.	34,870	8,545

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
State Street Corp.	51,880	2,764
SVB Financial Group *	7,358	1,112
Synchrony Financial	80,549	1,296
T. Rowe Price Group, Inc.	33,340	3,256
The Travelers Cos., Inc.	36,827	3,659
Truist Financial Corp.	191,339	5,901
U.S. Bancorp	202,786	6,986
Unum Group	29,429	442
W.R. Berkley Corp.	20,703	1,080
Wells Fargo & Co.	549,123	15,760
Willis Towers Watson PLC	18,344	3,116
Zions Bancorporation	24,321	651

Total		334,148

Health Care (15.3%)
Abbott Laboratories	252,167	19,898
AbbVie, Inc.	210,994	16,076
ABIOMED, Inc. *	6,443	935
Agilent Technologies, Inc.	44,154	3,162
Alexion Pharmaceuticals, Inc. *	31,573	2,835
Align Technology, Inc. *	10,233	1,780
Allergan PLC	46,838	8,295
AmerisourceBergen Corp.	21,448	1,898
Amgen, Inc.	84,776	17,187
Anthem, Inc.	36,178	8,214
Baxter International, Inc.	72,845	5,914
Becton Dickinson and Co.	38,588	8,866
Biogen, Inc. *	25,745	8,145
Boston Scientific Corp. *	198,866	6,489
Bristol-Myers Squibb Co.	334,461	18,643
Cardinal Health, Inc.	41,731	2,001
Centene Corp. *	83,297	4,949
Cerner Corp.	44,815	2,823
Cigna Corp.	53,279	9,440
The Cooper Cos., Inc.	7,073	1,950
CVS Health Corp.	185,618	11,013
Danaher Corp.	91,209	12,624
DaVita, Inc. *	12,795	973
DENTSPLY SIRONA, Inc.	31,733	1,232
Edwards Lifesciences Corp. *	29,758	5,613
Eli Lilly & Co.	120,550	16,723
Gilead Sciences, Inc.	180,507	13,495
HCA Healthcare, Inc.	37,747	3,392
Henry Schein, Inc. *	20,936	1,058
Hologic, Inc. *	38,258	1,343
Humana, Inc.	18,894	5,933
IDEXX Laboratories, Inc. *	12,239	2,965

Index 500 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Illumina, Inc. *	20,974	5,728
Incyte Corp. *	25,508	1,868
Intuitive Surgical, Inc. *	16,490	8,166
IQVIA Holdings, Inc. *	25,747	2,777
Johnson & Johnson	375,508	49,240
Laboratory Corp. of America Holdings *	13,854	1,751
McKesson Corp.	23,039	3,116
Medtronic PLC	191,241	17,246
Merck & Co., Inc.	363,253	27,949
Mettler-Toledo International, Inc. *	3,475	2,400
Mylan NV *	73,640	1,098
PerkinElmer, Inc.	15,852	1,193
Perrigo Co. PLC	19,420	934
Pfizer, Inc.	789,592	25,772
Quest Diagnostics, Inc.	19,218	1,543
Regeneron Pharmaceuticals, Inc. *	11,397	5,565
ResMed, Inc.	20,515	3,022
STERIS PLC	12,097	1,693
Stryker Corp.	45,940	7,649
Teleflex, Inc.	6,605	1,934
Thermo Fisher Scientific, Inc.	57,212	16,225
UnitedHealth Group, Inc.	135,174	33,710
Universal Health Services, Inc. - Class B	11,460	1,135
Varian Medical Systems, Inc. *	12,969	1,331
Vertex Pharmaceuticals, Inc. *	36,689	8,730
Waters Corp. *	9,193	1,674
Zimmer Biomet Holdings, Inc.	29,346	2,966
Zoetis, Inc.	67,957	7,998

Total		470,277

Industrials (8.2%)
3M Co.	82,047	11,200
A.O. Smith Corp.	19,555	739
Alaska Air Group, Inc.	17,574	500
Allegion PLC	13,257	1,220
American Airlines Group, Inc.	55,626	678
AMETEK, Inc.	32,615	2,349
Arconic, Inc.	55,269	888
The Boeing Co.	76,282	11,377
C.H. Robinson Worldwide, Inc.	19,297	1,277
Caterpillar, Inc.	78,852	9,150
Cintas Corp.	11,961	2,072
Copart, Inc. *	29,186	2,000
CSX Corp.	110,951	6,358
Cummins, Inc.	21,859	2,958
Deere & Co.	44,925	6,207
Delta Air Lines, Inc.	82,125	2,343

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Dover Corp.	20,726	1,740
Eaton Corp. PLC	58,983	4,582
Emerson Electric Co.	86,912	4,141
Equifax, Inc.	17,276	2,064
Expeditors International of Washington, Inc.	24,298	1,621
Fastenal Co.	81,829	2,557
FedEx Corp.	34,248	4,153
Flowserve Corp.	18,671	446
Fortive Corp.	42,162	2,327
Fortune Brands Home & Security, Inc.	19,854	859
General Dynamics Corp.	33,435	4,424
General Electric Co.	1,246,077	9,894
Honeywell International, Inc.	101,947	13,640
Huntington Ingalls Industries, Inc.	5,836	1,063
IDEX Corp.	10,852	1,499
IHS Markit, Ltd.	57,212	3,433
Illinois Tool Works, Inc.	41,730	5,931
Ingersoll-Rand, Inc. *	46,326	1,149
J.B. Hunt Transport Services, Inc.	12,165	1,122
Jacobs Engineering Group, Inc.	19,332	1,532
Johnson Controls International PLC	110,064	2,967
Kansas City Southern	14,142	1,799
L3Harris Technologies, Inc.	31,541	5,681
Lockheed Martin Corp.	35,416	12,004
Masco Corp.	40,534	1,401
Nielsen Holdings PLC	50,765	637
Norfolk Southern Corp.	37,203	5,432
Northrop Grumman Corp.	22,363	6,766
Old Dominion Freight Line, Inc.	13,667	1,794
PACCAR, Inc.	49,348	3,017
Parker Hannifin Corp.	18,329	2,378
Pentair PLC	23,983	714
Quanta Services, Inc.	20,302	644
Raytheon Co.	39,733	5,211
Republic Services, Inc.	30,053	2,256
Robert Half International, Inc.	16,773	633
Rockwell Automation, Inc.	16,486	2,488
Rollins, Inc.	20,089	726
Roper Technologies, Inc.	14,847	4,629
Snap-on, Inc.	7,825	852
Southwest Airlines Co.	67,578	2,406
Stanley Black & Decker, Inc.	21,689	2,169
Textron, Inc.	32,568	869
Trane Technologies PLC	34,185	2,823
TransDigm Group, Inc.	7,105	2,275

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Union Pacific Corp.	99,046	13,969
United Continental Holdings, Inc. *	31,049	980
United Parcel Service, Inc. - Class B	99,982	9,340
United Rentals, Inc. *	10,723	1,103
United Technologies Corp.	115,756	10,919
Verisk Analytics, Inc.	23,381	3,259
W.W. Grainger, Inc.	6,225	1,547
Wabtec Corp.	25,981	1,250
Waste Management, Inc.	55,687	5,154
Xylem, Inc.	25,693	1,673

Total		251,258

Information Technology (25.3%)
Accenture PLC - Class A	90,609	14,793
Adobe Systems, Inc. *	69,067	21,980
Advanced Micro Devices, Inc. *	166,867	7,589
Akamai Technologies, Inc. *	23,057	2,109
Alliance Data Systems Corp.	5,848	197
Amphenol Corp. - Class A	42,303	3,083
Analog Devices, Inc.	52,548	4,711
ANSYS, Inc. *	12,210	2,838
Apple, Inc.	595,915	151,535
Applied Materials, Inc.	131,798	6,039
Arista Networks, Inc. *	7,739	1,568
Autodesk, Inc. *	31,394	4,901
Automatic Data Processing, Inc.	61,736	8,438
Broadcom, Inc.	56,596	13,419
Broadridge Financial Solutions, Inc.	16,358	1,551
Cadence Design Systems, Inc. *	40,034	2,644
CDW Corp.	20,500	1,912
Cisco Systems, Inc.	605,273	23,793
Citrix Systems, Inc.	16,405	2,322
Cognizant Technology Solutions Corp. - Class A	78,125	3,630
Corning, Inc.	109,735	2,254
DXC Technology Co.	36,525	477
F5 Networks, Inc. *	8,674	925
Fidelity National Information Services, Inc.	87,689	10,667
Fiserv, Inc. *	81,484	7,740
FleetCor Technologies, Inc. *	12,382	2,310
FLIR Systems, Inc.	19,140	610
Fortinet, Inc. *	20,254	2,049
Gartner, Inc. *	12,763	1,271
Global Payments, Inc.	42,881	6,185

Index 500 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Hewlett Packard Enterprise Co.	184,624	1,793
HP, Inc.	211,436	3,671
Intel Corp.	620,645	33,589
International Business Machines Corp.	126,360	14,017
Intuit, Inc.	37,140	8,542
IPG Photonics Corp. *	5,073	559
Jack Henry & Associates, Inc.	10,977	1,704
Juniper Networks, Inc.	47,755	914
Keysight Technologies, Inc. *	26,763	2,240
KLA-Tencor Corp.	22,514	3,236
Lam Research Corp.	20,699	4,968
Leidos Holdings, Inc.	18,986	1,740
Mastercard, Inc. - Class A	126,659	30,596
Maxim Integrated Products, Inc.	38,610	1,877
Microchip Technology, Inc.	34,097	2,312
Micron Technology, Inc. *	157,951	6,643
Microsoft Corp.	1,088,456	171,660
Motorola Solutions, Inc.	24,446	3,249
NetApp, Inc.	32,563	1,358
NortonLifeLock, Inc.	81,809	1,531
NVIDIA Corp.	87,318	23,017
Oracle Corp.	309,104	14,939
Paychex, Inc.	45,453	2,860
Paycom Software, Inc. *	6,936	1,401
PayPal Holdings, Inc. *	167,530	16,039
Qorvo, Inc. *	16,575	1,336
QUALCOMM, Inc.	162,915	11,021
salesforce.com, Inc. *	126,555	18,221
Seagate Technology PLC	32,985	1,610
ServiceNow, Inc. *	26,909	7,712
Skyworks Solutions, Inc.	24,308	2,173
Synopsys, Inc. *	21,449	2,762
TE Connectivity, Ltd.	47,722	3,006
Texas Instruments, Inc.	133,371	13,328
VeriSign, Inc. *	14,741	2,655
Visa, Inc. - Class A	244,240	39,352
Western Digital Corp.	42,433	1,766
Western Union Co.	59,819	1,085
Xerox Holdings Corp.	26,527	502
Xilinx, Inc.	35,878	2,796
Zebra Technologies Corp. - Class A *	7,693	1,412

Total		778,732

Materials (2.4%)
Air Products and Chemicals, Inc.	31,451	6,278
Albemarle Corp.	15,128	853
Amcor PLC	231,158	1,877
Avery Dennison Corp.	11,914	1,214

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Materials continued
Ball Corp.	46,674	3,018
Celanese Corp. - Class A	17,246	1,266
CF Industries Holdings, Inc.	31,022	844
Corteva, Inc.	106,780	2,509
Dow, Inc.	105,794	3,093
DuPont de Nemours, Inc.	105,696	3,604
Eastman Chemical Co.	19,401	904
Ecolab, Inc.	35,779	5,575
FMC Corp.	18,493	1,511
Freeport-McMoRan, Inc.	207,011	1,397
International Flavors & Fragrances, Inc.	15,235	1,555
International Paper Co.	55,946	1,742
Linde PLC	76,643	13,259
LyondellBasell Industries NV - Class A	36,629	1,818
Martin Marietta Materials, Inc.	8,917	1,687
The Mosaic Co.	49,885	540
Newmont Mining Corp.	116,972	5,296
Nucor Corp.	43,262	1,558
Packaging Corp. of America	13,505	1,173
PPG Industries, Inc.	33,738	2,821
Sealed Air Corp.	22,046	545
The Sherwin-Williams Co.	11,722	5,386
Vulcan Materials Co.	18,884	2,041
WestRock Co.	36,796	1,040

Total		74,404

Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	17,483	2,396
American Tower Corp.	63,197	13,761
Apartment Investment & Management Co. - Class A	21,242	747
AvalonBay Communities, Inc.	19,927	2,933
Boston Properties, Inc.	20,517	1,892
CBRE Group, Inc. *	47,762	1,801
Crown Castle International Corp.	59,321	8,566
Digital Realty Trust, Inc.	37,492	5,208
Duke Realty Corp.	52,444	1,698
Equinix, Inc.	12,167	7,599
Equity Residential	49,805	3,074
Essex Property Trust, Inc.	9,428	2,076
Extra Space Storage, Inc.	18,478	1,770
Federal Realty Investment Trust	10,021	748

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Healthpeak Properties, Inc.	70,619	1,684
Host Hotels & Resorts, Inc.	102,325	1,130
Iron Mountain, Inc.	40,969	975
Kimco Realty Corp.	60,242	583
Mid-America Apartment Communities, Inc.	16,275	1,677
Prologis, Inc.	105,308	8,464
Public Storage	21,434	4,257
Realty Income Corp.	48,884	2,437
Regency Centers Corp.	23,907	919
SBA Communications Corp.	16,066	4,337
Simon Property Group, Inc.	43,782	2,402
SL Green Realty Corp.	11,630	501
UDR, Inc.	41,812	1,528
Ventas, Inc.	53,181	1,425
Vornado Realty Trust	22,601	818
Welltower, Inc.	57,893	2,650
Weyerhaeuser Co.	106,314	1,802

Total		91,858

Utilities (3.5%)
The AES Corp.	94,722	1,288
Alliant Energy Corp.	34,293	1,656
Ameren Corp.	35,103	2,557
American Electric Power Co., Inc.	70,476	5,637
American Water Works Co., Inc.	25,793	3,084
Atmos Energy Corp.	17,028	1,690
CenterPoint Energy, Inc.	71,658	1,107
CMS Energy Corp.	40,498	2,379
Consolidated Edison, Inc.	47,430	3,700
Dominion Resources, Inc.	117,436	8,478
DTE Energy Co.	27,409	2,603
Duke Energy Corp.	104,016	8,413
Edison International	51,164	2,803
Entergy Corp.	28,407	2,669
Evergy, Inc.	32,517	1,790
Eversource Energy	46,193	3,613
Exelon Corp.	138,698	5,105
FirstEnergy Corp.	77,090	3,089
NextEra Energy, Inc.	69,737	16,780
NiSource, Inc.	53,296	1,331
NRG Energy, Inc.	35,897	979
Pinnacle West Capital Corp.	16,038	1,215
PPL Corp.	109,752	2,709
Public Service Enterprise Group, Inc.	72,156	3,241
Sempra Energy	40,220	4,544
The Southern Co.	149,630	8,101
WEC Energy Group, Inc.	45,005	3,966

Index 500 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	74,818	4,511

Total		109,038

Total Common Stocks (Cost: $1,596,714)		3,056,680

Investment Companies (0.2%)
Investment Companies (0.2%)
iShares Core S&P 500 ETF	21,290	5,502

Total		5,502

Total Investment Companies (Cost: $5,422)		5,502

Short-Term Investments (0.7%)
Commercial Paper (0.5%)
Apple, Inc.
0.000%, 4/1/20 144A	1,000,000	1,000
Chevron Corp.
0.000%, 4/21/20 144A	5,000,000	4,995
Exxon Mobil Corp.
0.000%, 4/24/20	2,000,000	1,998
QUALCOMM, Inc.
0.000%, 4/8/20 144A	2,000,000	2,000
The Southern Co.
0.000%, 4/9/20 144A	1,300,000	1,299
0.000%, 5/4/20 144A	3,700,000	3,688
Wal-Mart Stores, Inc.
0.000%, 5/26/20 144A	1,000,000	998

Total		15,978

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	4,192,022	4,192

Total		4,192

US Government & Agencies (0.1%)
Federal Home Loan Bank
0.000%, 4/20/20 b	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $23,173)		23,170

Total Investments (100.1%) (Cost: $1,625,309)@		3,085,352

Other Assets, Less Liabilities (-0.1%)		(3,218)

Net Assets (100.0%)		3,082,134

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Futures	Long	USD	8	160	6/20	$20,557	$1,143	$(374)

							$1,143	$(374)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value (000’s)
	Variation Margin (000’s)			Variation Margin (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(374)	$(374)	$–

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $13,980 representing 0.5% of the net assets.

#	7-Day yield as of 3/31/2020.

b

Cash or securities with an aggregate value of $3,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,625,309 and the net unrealized appreciation of investments based on that cost was $1,461,186 which is comprised of $1,647,066 aggregate gross unrealized appreciation and $185,880 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$3,056,680	$—	$—
Investment Companies	5,502	—	—
Short-Term Investments
Money Market Funds	4,192	—	—
All Others	—	18,978	—
Other Financial Instruments^
Futures	1,143	—	—

Total Assets:	$3,067,517	$18,978	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand